Property, Plant and Equipment - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of attribution of expenses by nature to their function [Line Items]
Total property, plant and equipment	$ (221)	$ (101)
Operating Expense
Disclosure of attribution of expenses by nature to their function [Line Items]
Depreciation	105	80	$ 73
Research and development
Disclosure of attribution of expenses by nature to their function [Line Items]
Depreciation	90	64	58
General and administrative
Disclosure of attribution of expenses by nature to their function [Line Items]
Depreciation	15	16	15
Accumulated Depreciation
Disclosure of attribution of expenses by nature to their function [Line Items]
Depreciation	105	81
Total property, plant and equipment	299	171	92
Property
Disclosure of attribution of expenses by nature to their function [Line Items]
Total property, plant and equipment	(20)	(35)
Property | Accumulated Depreciation
Disclosure of attribution of expenses by nature to their function [Line Items]
Depreciation	71	67
Total property, plant and equipment	237	144	79
Right-of-use assets
Disclosure of attribution of expenses by nature to their function [Line Items]
Total property, plant and equipment	(20)	(35)
Right-of-use assets | Accumulated Depreciation
Disclosure of attribution of expenses by nature to their function [Line Items]
Total property, plant and equipment	$ 236	$ 145	$ 79